Business Combinations - Preliminary Purchase Price (Detail) - Natura Naturals Holdings Inc [Member] $ in Thousands	Feb. 15, 2019 USD ($)
Business Acquisition [Line Items]
Cash paid on closing	$ 15,252
Contingent consideration	20,007
Fair value of previously held interest	1,565	[1]
Effective settlement of pre-existing debt	2,308	[2]
Total fair value of consideration transferred	54,232
Class 2 Common Stock
Business Acquisition [Line Items]
Class 2 common stock issued on closing	$ 15,100	[3]

[1]	The fair value of the Company's investment in Natura on the acquisition date was determined based on the fair value of total consideration transferred and reflected book value on the acquisition date.
[2]	The Company held $3,000 CAD convertible debt of Natura at the acquisition date. On acquisition, this debt and related accrued interest was effectively settled.
[3]	180,332 shares of Class 2 common stock issued on closing.